UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:   3/31/10

Item 1.  Reports to Stockholders.

WAYNE HUMMER FUNDS

SMALL CAP CORE FUND

LARGE CAP CORE FUND

Annual Report

March 31, 2010

1-877-942-8434

www.whummer.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Wayne Hummer Small Cap Core Fund

In the six months ending March 31, 2010, your mutual fund A & I share classes increased 9.78% and 9.97%, respectively.  The Russell 2000 benchmark return was +13.07% during the period.  In the Fiscal Year ending March 31, 2010, your mutual fund A&I share classes returned +66.04% and +66.62%. The Russell 2000 benchmark return was +62.77% for the same period.

Total Returns

Share Class	6 Months Ending 3/31/2010	FY Ending 3/31/2010
Class A	9.78%	66.04%
Class I	9.97%	66.62%
Russell 2000 Index Total Return	13.07%	62.77%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2010, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 1.24% for Class A shares and 0.99% for Class I shares. If the Advisor did not absorb these expenses the Funds expense ratio would be 2.05% for Class A and 1.80% for Class I.  Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

Our stock selection and sector weightings added value in most sectors.  We benefitted at the sector level the most from our overweight of the consumer discretionary sector, which rebounded the most as the market began to discount the prospects for an economic recovery.

At the stock specific level, the following companies had the most impact on the Fund’s performance in the twelve months ending March 31, 2010.  All three companies had some level of debt, although all three easily managed those debt levels through the financial crisis.

•

RC2 Corporation designs, produces, and markets toys and child care items for mothers and children from pregnancy to preschool.  The stock rebounded as they continued to report good results vs. investor fears on both earnings and cash flow.  Valuation increased from extremely low levels relative to the market averages.  In addition, the company priced a secondary offering that further reduced debt on the balance sheet and increased the amount of capital the company had available for acquisitions.

•

Jarden Corporation is a diversified consumer products company owning such brands as Coleman, Sunbeam, and Ball Canning.  The stock had the second biggest positive impact on the Fund as investor appetite for more highly levered companies increased during the time period.  In addition, the company reported solid results relative to consensus expectations.  Like RC2, Jarden also priced a secondary offering that reduced debt, further assuaging investor fears.

•

National Financial Partners, a financial services distribution company that concentrates on the life insurance and benefits markets, was the third best performer for the Fund during the period.  Despite negative sales trends due to a seized up life insurance marketplace in the heart of the financial crisis, the company was able to generate cash flow in excess of expectations.  This decreased the amount of debt on the balance sheet dramatically, lowering the company’s risk profile and increasing the valuation of the equity.

Outlook:

In the first phase of the market recovery, the best strategy was to buy the cheapest stocks, both on a price/earnings basis and an absolute dollar basis (low priced stocks).  Our three best performers for the Fund all fit this category.  Valuation differentials within sectors have gone from much wider than normal a year ago to now looking about average.

In the coming quarters and years, with valuation spreads back to normal, we believe that identifying securities where earnings and cash flow growth are underestimated will be a winning strategy.  In general we are also avoiding stocks where absolute valuation levels have returned to 2007 levels, as we believe in most cases earnings will not return to that cyclical peak for some time.  We continue to search where market skepticism or lack of knowledge regarding a company’s prospects result in more attractive valuations, which gives us a greater margin of safety.

We are pleased that the Fund’s shareholders fully participated in the market’s recovery over this time period and also earned excess return over the benchmark index.  Due to the large amount of appreciation in some holdings, we reduced or eliminated certain positions that had reached or exceeded our price targets and introduced new holdings to the Fund over the past six months.  Those changes are reflected in the following pages.  As always, all holdings are selected on a bottom-up basis with an investment time horizon of 18 months to two years in mind.

Sincerely,

Katherine Buck, CFA

Portfolio Manager

Fellow Shareholder

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wayne Hummer Asset Management LLC or any other person in the Wayne Hummer organization. Any such views are subject to change at any time based upon market or other conditions and Wayne Hummer Asset Management LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wayne Hummer Small Cap Core Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Wayne Hummer Asset Management LLC - advised fund.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wayne Hummer Small Cap Core Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wayne Hummer Small Cap Core Fund is distributed by Northern Lights Distributors, LLC member FINRA. Review Code-0596-NLD-4/26/10

WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO REVIEW
March 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending March 31, 2010, compared to its benchmark:

		Year Ended March 31, 2010	Inception** - March 31, 2010

Wayne Hummer Small Cap Core Fund – Class A		66.04%	42.00%
Wayne Hummer Small Cap Core Fund – Class A with load		57.79%	36.54%
Wayne Hummer Small Cap Core Fund – Class I		66.62%	42.48%
Russell 2000 Total Return Index		62.77%	36.20%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call

1-877-942-8434.

** Inception date is December 5, 2008 for Class A and I shares.

Top Holdings by Industry	% of Net Assets
Insurance	10.4%
Healthcare- Products	9.4%
Retail	7.0%
Commercial Services	6.7%
Healthcare- Services	5.4%
Household Products/Wares	5.0%
Electronics	4.7%
Aerospace/Defense	4.5%
Distribution/Wholesale	4.3%
Software	4.1%
Other Industries	36.2%
Cash & Cash Equivalents	2.3%
	100.0%

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010
Shares		Value

	COMMON STOCK - 97.7%
	AEROSPACE/DEFENSE - 4.5%
40,731	Ducommun, Inc.	$ 855,758
16,283	Kaman Corp.	407,238
		1,262,996
	BANKS - 2.0%
22,886	Old National Bancorp	273,488
11,796	PacWest Bancorp	269,185
		542,673
	CHEMICALS - 2.1%
10,911	Arch Chemicals, Inc.	375,229
24,785	Omnova Solutions, Inc. *	194,562
		569,791
	COMMERCIAL SERVICES - 6.7%
5,757	MAXIMUS, Inc.	350,774
15,684	Monro Muffler Brake, Inc.	560,860
15,700	Standard Parking Corp. *	257,794
41,765	Transcend Services, Inc. *	678,681
		1,848,109
	COMPUTERS - 1.2%
11,110	MTS Systems Corp.	322,523

	DISTRIBUTION/WHOLESALE - 4.3%
28,416	Scansource, Inc. *	817,812
10,734	WESCO International, Inc. *	372,577
		1,190,389
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
67,373	Marlin Business Services Corp. *	683,836
30,692	National Financial Partners Corp. *	432,757
		1,116,593
	ELECTRIC - 1.8%
18,471	Cleco Corp.	490,405

	ELECTRONICS - 4.7%
31,723	Benchmark Electronics, Inc. *	657,935
36,009	Electro Scientific Industries, Inc. *	461,275
8,200	Rofin-Sinar Technologies, Inc. *	185,484
		1,304,694

See accompanying notes to financial statements.

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010
Shares		Value

	ENGINEERING & CONSTRUCTION - 2.6%
27,097	Sterling Construction Co., Inc. *	$ 425,965
14,055	Tutor Perini Corp. *	305,696
		731,661
	HEALTHCARE-PRODUCTS - 9.4%
24,157	Greatbatch, Inc. *	511,887
15,371	ICU Medical, Inc. *	529,531
42,963	Medtox Scientific, Inc. *	440,371
34,537	PSS World Medical, Inc. *	811,965
22,168	Quidel Corp. *	322,323
		2,616,077
	HEALTHCARE-SERVICES - 5.4%
23,450	ICON PLC - ADR *	619,315
51,212	US Physical Therapy, Inc. *	891,089
		1,510,404
	HOME FURNISHINGS - 1.0%
38,496	Kimball International, Inc.	267,547

	HOUSEHOLD PRODUCTS/WARES - 5.0%
29,000	Central Garden and Pet Co. *	265,640
22,935	Jarden Corp.	763,506
18,035	Oil-Dri Corp. of America	348,256
		1,377,402
	INSURANCE - 10.4%
59,037	Amtrust Financial Services, Inc.	823,566
24,928	Flagstone Reinsurance Holdings Ltd.	285,675
45,954	Max Capital Group Ltd.	1,056,482
11,690	Navigators Group, Inc. *	459,768
4,651	RLI Corp.	265,200
		2,890,691
	INTERNET - 3.1%
37,166	j2 Global Communications, Inc. *	869,684

	MACHINERY-DIVERSIFIED - 2.5%
10,000	Altra Holdings, Inc. *	137,300
35,647	Columbus McKinnon Corp. *	565,718
		703,018

See accompanying notes to financial statements.

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010
Shares		Value

	METAL FABRICATE/HARDWARE - 1.1%
16,069	Hawk Corp. - Cl. A *	$ 313,346

	OIL & GAS - 2.9%
9,000	Arena Resources, Inc. *	300,600
9,551	Forest Oil Corp. *	246,607
18,965	Quicksilver Resources, Inc. *	266,838
		814,045
	OIL & GAS SERVICES - 2.4%
22,072	Hornbeck Offshore Services, Inc. *	409,877
21,399	Tetra Technologies, Inc. *	261,496
		671,373
	PACKAGING & CONTAINERS - 2.3%
14,112	Rock-Tenn Co.	643,084

	REAL ESTATE - 0.5%
15,000	Kennedy-Wilson Holdings, Inc. *	152,250

	REITS - 1.8%
31,638	Redwood Trust, Inc.	487,858

	RETAIL - 7.0%
14,582	AFC Enterprises, Inc. *	156,465
13,800	Childrens Place Retail Stores, Inc. *	614,790
104,513	Sonic Corp. *	1,154,869
		1,926,124
	SEMICONDUCTORS - 1.4%
20,304	MKS Instruments, Inc. *	397,755

	SOFTWARE - 4.1%
32,000	Double-Take Software, Inc. *	285,120
15,349	JDA Software Group, Inc. *	427,009
14,052	Progress Software Corp. *	441,654
		1,153,783
	TOYS/GAMES/HOBBIES - 3.5%
65,490	RC2 Corp. *	980,385

	TOTAL COMMON STOCK ( Cost - $23,257,874)	27,154,660

See accompanying notes to financial statements.

Wayne Hummer Small Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010
		Value

	TOTAL INVESTMENTS - 97.7% ( Cost - $23,257,874) (a)	$ 27,154,660
	OTHER ASSETS LESS LIABILITIES - 2.3%	636,565
	NET ASSETS - 100.0%	$ 27,791,225

* Non-Income producing security.
ADR - American Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,248,122 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,204,065
	Unrealized depreciation:	(297,527)
	Net unrealized appreciation:	$ 3,906,538

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core Fund

For the fiscal year ended March 31, 2010, your mutual fund A, I and Y share classes increased 25.32%, 25.59%, and 25.52%, respectively1.  The S&P 500 Index return was +26.18% during the period.  Our Team was disappointed to have underperformed our benchmark during the fiscal year, but happy to have nearly full upside participation despite the extremely tumultuous environment.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2010, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 0.90% for Class A shares,  0.65% for Class I shares and 0.55% for Class Y shares.  If the Advisor did not absorb these expenses the Funds expense ratio would be 2.53% for Class A, 2.28% for Class I and 2.18% for Class Y.  Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

Just over one year ago – on March 9th, 2009 to be exact – the U.S. equity market embarked on one the most dramatic reversals in history.  Extreme risk aversion gave way to a collectively ravenous appetite for risk in the form of smaller-cap, higher beta, higher volatility stocks.  Returns over this periods were extremely strong – so strong, that even a small cash balance in the Fund (never exceeding 2%, and typically 1%) proved a significant drag on performance relative to the benchmark.  The Fund’s relatively defensive posture at inception (the Fund was tilted towards lower volatility stocks with lower P/E ratios) also proved detrimental.

Our stock selection had a positive impact on performance.

•

Freeport-McMoRan Gold was the Fund’s most positive contributor to performance, rallying strongly in conjunction with a sharp move higher for gold – an inflation hedge.

•

eBay was the Fund’s second most positive contributor; a high beta play on the resurgent consumer.

•

Harris Corporation sits at the intersection of defense, communications, and technology, and is a beneficiary of the military’s ongoing efforts in the Middle East.  This was another strong contributor to performance.

1 The Fund’s inception date is June 1, 2009.  Therefore, these are partial year results.

Outlook

During the first quarter of 2010, the US equity market continued the powerful rally which began on March 9, 2009.  This is despite a rising chorus of naysayers proclaiming the rally to be overextended.  After all, a 75% rally can’t go any further, can it?  We’d do well to remember the words of Sir John Templeton: "Bull markets are born on pessimism, grown on skepticism, mature on optimism, and die on euphoria. The time of maximum pessimism is the best time to buy and the time of maximum optimism is the best time to sell."

The bond market appears to be nearing the end of – or already ended - an historic cyclical run.  Credit spreads have collapsed from deep crisis levels to more normal levels.  Treasury yields can’t really go much lower.  Ten year yields appear to have bottomed – which would be a cyclical bottom.  Much more important to investors should be the fact that long government bonds may have hit the end of a secular bull run as well.  The massive health care package recently passed will only add to the government’s massive debt burden.  (The government’s debt problem, of course, is really your, mine and our children’s debt problem). While increased long-term rates correspond to an increase in the discount rate used in valuing equities, and thus acts as a damper on equity returns, the end of the bull market in Treasuries may also lead to outflows from fixed income and inflows into equities.

We believe that with volatility and credit spreads collapsing, estimated earnings growth slowing later this year, and stock correlation on the decline, we are returning to an environment more conducive to active management.  Further, our models are indicating a preference to higher quality stocks (lower earnings variability, lower beta, higher dividend yield).  We look forward to a steady crawl back to normalcy – even if it’s “new normalcy”.

Jon Quigley, CFA

Portfolio Manager

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Wayne Hummer Asset Management LLC or any other person in the Wayne Hummer organization. Any such views are subject to change at any time based upon market or other conditions and Wayne Hummer Asset Management LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wayne Hummer Large  Cap Core Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Wayne Hummer Asset Management LLC - advised fund.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wayne Hummer Large Cap Core Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wayne Hummer Large Cap Core Fund is distributed by Northern Lights Distributors, LLC member FINRA. Review Code: 0597-NLD-4/26/10

WAYNE HUMMER LARGE CAP CORE FUND
PORTFOLIO REVIEW
March 31, 2010 (Unaudited)

The Fund's performance figures* for the period ending March 31, 2010, compared to its benchmark:

Inception** - March 31, 2010

Wayne Hummer Large Cap Core Fund – Class A	25.32%
Wayne Hummer Large Cap Core Fund – Class A with load	19.01%
Wayne Hummer Large Cap Core Fund – Class I	25.59%
Wayne Hummer Large Cap Core Fund – Class Y	25.52%
S & P 500 Total Return Index	26.18%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call

1-877-942-8434.

** Inception date is June 1, 2009.

Top Holdings by Industry	% of Net Assets
Oil & Gas	11.4%
Banks	7.1%
Computers	6.9%
Telecommunications	5.8%
Pharmaceuticals	5.4%
Aerospace/Defense	5.3%
Cosmetics/Personal Care	5.1%
Diversified Financial Services	4.5%
Commercial Services	4.0%
Internet	3.7%
Other Industries	38.9%
Cash & Cash Equivalents	1.9%
100.0%

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010
Shares		Value

	COMMON STOCK - 98.1%
	ADVERTISING - 0.4%
2,500	Omnicom Group, Inc.	$ 97,025

	AEROSPACE/DEFENSE - 5.3%
9,700	General Dynamics Corp.	748,840
7,040	Raytheon Co.	402,125
2,420	United Technologies Corp.	178,136
		1,329,101
	AUTO PARTS & EQUIPMENT - 0.5%
3,300	BorgWarner, Inc. *	125,994

	BANKS - 7.1%
11,630	BB&T Corp.	376,696
8,190	Northern Trust Corp.	452,579
4,610	PNC Financial Services Group, Inc.	275,217
21,980	Wells Fargo & Co.	684,018
		1,788,510
	BEVERAGES - 3.3%
3,850	Brown-Forman Corp.	228,883
4,890	Coca-Cola Co.	268,950
5,020	PepsiCo, Inc.	332,123
		829,956
	BIOTECHNOLOGY - 0.9%
1,200	Amgen, Inc. *	71,712
1,900	Gilead Sciences, Inc. *	86,412
1,700	Illumina, Inc. *	66,130
		224,254
	CHEMICALS - 0.2%
900	Sherwin-Williams Co.	60,912

	COAL - 0.3%
1,700	Peabody Energy Corp.	77,690

	COMMERCIAL SERVICES - 4.0%
8,500	Automatic Data Processing, Inc.	377,995
12,020	Equifax, Inc.	430,316
2,300	Robert Half International, Inc.	69,989
7,110	Western Union Co.	120,586
		998,886

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010
Shares		Value

	COMPUTERS - 6.9%
3,900	Apple, Inc. *	$ 916,227
10,120	Dell, Inc. *	151,901
5,160	International Business Machines Corp.	661,770
		1,729,898
	COSMETICS/PERSONAL CARE - 5.1%
3,090	Colgate-Palmolive Co.	263,454
16,040	Procter & Gamble Co.	1,014,851
		1,278,305
	DIVERSIFIED FINANCIAL SERVICES - 4.5%
16,060	Charles Schwab Corp.	300,161
8,080	Discover Financial Services	120,392
4,360	IntercontinentalExchange, Inc. *	489,105
11,700	TD Ameritrade Holding Corp. *	223,002
		1,132,660
	ELECTRIC - 2.6%
9,410	American Electric Power Co., Inc.	321,634
6,730	Constellation Energy Group, Inc.	236,290
2,020	Exelon Corp.	88,496
		646,420
	ELECTRONICS - 1.2%
11,100	FLIR Systems, Inc. *	313,020

	ENGINEERING & CONSTRUCTION - 1.3%
7,320	Fluor Corp.	340,453

	FOOD - 0.7%
5,580	Sysco Corp.	164,610

	HEALTHCARE-PRODUCTS - 1.9%
7,230	Johnson & Johnson	471,396

	HEALTHCARE-SERVICES - 2.5%
7,100	Aetna, Inc.	249,281
11,670	UnitedHealth Group, Inc.	381,259
		630,540
	INSURANCE - 2.9%
6,400	Chubb Corp.	331,840
7,550	Travelers Cos, Inc.	407,247
		739,087

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010
Shares		Value

	INTERNET - 3.7%
900	Amazon.com, Inc. *	$ 122,157
25,600	eBay, Inc. *	689,920
4,540	VeriSign, Inc. *	118,085
		930,162
	IRON/STEEL - 1.6%
7,480	Allegheny Technologies, Inc.	403,845

	LODGING - 1.2%
12,100	MGM Mirage *	145,200
2,100	Wynn Resorts Ltd.	159,243
		304,443
	MACHINERY-CONSTRUCTION & MINING - 0.9%
4,100	Joy Global, Inc.	232,060

	MEDIA - 3.3%
13,510	Comcast Corp.	254,258
18,680	Time Warner, Inc.	584,124
		838,382
	MINING - 0.3%
5,300	Titanium Metals Corp. *	87,927

	MISCELLANEOUS MANUFACTURING - 1.6%
3,510	Danaher Corp.	280,484
2,490	ITT Corp.	133,489
		413,973
	OIL & GAS - 11.4%
2,840	Chevron Corp.	215,357
14,660	ConocoPhillips	750,152
1,500	EOG Resources, Inc.	139,410
17,930	Exxon Mobil Corp.	1,200,951
3,800	Hess Corp.	237,690
1,700	Plains Exploration & Production Co. *	50,983
15,000	Valero Energy Corp.	295,500
		2,890,043
	OIL & GAS SERVICES - 1.0%
8,000	Halliburton Co.	241,040

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010
Shares		Value

	PHARMACEUTICALS - 5.4%
14,370	Abbott Laboratories	$ 757,012
12,610	Eli Lilly & Co.	456,734
3,900	Merck & Co., Inc.	145,665
		1,359,411
	REITS - 2.3%
6,260	Public Storage	575,857

	RETAIL - 2.3%
5,700	CVS Caremark Corp.	208,392
2,000	Darden Restaurants, Inc.	89,080
3,350	JC Penney Co., Inc.	107,770
3,190	Wal-Mart Stores, Inc.	177,364
		582,606
	SEMICONDUCTORS - 2.0%
16,700	Advanced Micro Devices, Inc. *	154,809
10,030	Microchip Technology, Inc.	282,445
4,800	National Semiconductor Corp.	69,360
		506,614
	SOFTWARE - 3.2%
21,630	CA, Inc.	507,656
10,320	Microsoft Corp.	302,066
		809,722
	TELECOMMUNICATIONS - 5.8%
26,610	AT&T, Inc.	687,603
3,340	CenturyTel, Inc.	118,436
11,290	Harris Corp.	536,162
3,100	NII Holdings, Inc. *	129,146
		1,471,347
	TRANSPORTATION - 0.5%
2,380	Norfolk Southern Corp.	133,018

	TOTAL COMMON STOCK ( Cost - $23,185,888)	24,759,167

	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
503,608	Goldman Sachs Financial Square Funds - Treasury Instruments Fund,	503,608
	to yield 0.13% **
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $503,608)

See accompanying notes to financial statements.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010
		Value

	TOTAL INVESTMENTS - 100.1% ( Cost - $23,689,496) (a)	$ 25,262,775
	LIABILITIES LESS OTHER ASSETS - (0.1%)	(18,590)
	NET ASSETS - 100.0%	$ 25,244,185

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2010.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,706,170 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,781,166
	Unrealized depreciation:	(224,561)
	Net unrealized appreciation:	$ 1,556,605

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010
	Wayne Hummer Small Cap Core Fund	Wayne Hummer Large Cap Core Fund
ASSETS
Investment securities:
At cost	$ 23,257,874	$ 23,689,496
At value	$ 27,154,660	$ 25,262,775
Cash	848,367	-
Receivable for securities sold	189,348	-
Receivable due from Advisor	6,221	-
Receivable for fund shares sold	232,294	-
Dividends and interest receivable	20,961	22,016
Prepaid expenses & other assets	26,249	4,513
TOTAL ASSETS	28,478,100	25,289,304

LIABILITIES
Payable for securities purchased	565,944	-
Investment advisory fees payable	-	17,097
Payable for fund shares redeemed	88,000	87
Distribution (12b-1) fees payable	2,922	221
Fees payable to other affiliates	9,536	8,554
Accrued expenses and other liabilities	20,473	19,160
TOTAL LIABILITIES	686,875	45,119
NET ASSETS	$ 27,791,225	$ 25,244,185

Net Assets Consist Of:
Paid in capital [no par value, unlimited shares authorized]	$ 22,833,657	$ 23,058,977
Undistributed net investment income	23,728	90,411
Accumulated net realized gain from security transactions	1,037,054	521,518
Net unrealized appreciation of investments	3,896,786	1,573,279
NET ASSETS	$ 27,791,225	$ 25,244,185

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 12,998,905	$ 46,043
Shares of beneficial interest outstanding	851,048	3,694
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 15.27	$ 12.46
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 16.07	$ 13.12

Class I Shares:
Net Assets	$ 14,792,320	$ 2,584,596
Shares of beneficial interest outstanding	964,116	206,930
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 15.34	$ 12.49

Class Y Shares:
Net Assets		$ 22,613,546
Shares of beneficial interest outstanding		1,811,709
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share		$ 12.48

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge if shares are redeemed within 12 months of purchase and a dealer's commission was paid.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
STATEMENT OF OPERATIONS
For the Year or Period Ended March 31, 2010

	Wayne Hummer Small Cap Core Fund	Wayne Hummer Large Cap Core Fund (a)
INVESTMENT INCOME
Dividends	$ 131,990	$ 249,707
Interest	617	67
TOTAL INVESTMENT INCOME	132,607	249,774

EXPENSES
Investment advisory fees	100,328	70,231
Distribution (12b-1) fees - Class A	19,321	67
Distribution (12b-1) fees - Class I	-	1,107
Administration fees	38,207	29,743
Registration fees	24,535	3,651
Fund accounting fees	21,096	15,988
Audit fees	16,140	14,801
Transfer agent fees	15,443	11,463
Custody fees	10,329	9,426
Chief compliance officer fees	8,088	10,875
Trustees' fees	5,740	5,837
Legal fees	5,260	6,189
Printing expenses	1,021	6,059
Insurance expense	39	3
Other expenses	2,943	3,075
TOTAL EXPENSES	268,490	188,515

Fees waived/reimbursed by the Advisor	(82,678)	(122,161)

NET EXPENSES	185,812	66,354
NET INVESTMENT INCOME/(LOSS)	(53,205)	183,420

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,973,424	579,426
Net change in unrealized appreciation/(depreciation) of investments	4,093,864	1,573,279
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,067,288	2,152,705

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 6,014,083	$ 2,336,125

(a)	The Wayne Hummer Large Cap Core Fund commenced operations on June 1, 2009.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

			Wayne Hummer
	Wayne Hummer Small Cap Core Fund		Large Cap Core Fund

	For the	For the	For the
	Year Ended	Period Ended	Period Ended
	March 31, 2010	March 31, 2009 (a)	March 31, 2010 (b)
FROM OPERATIONS
Net investment income/(loss)	$ (53,205)	$ 3,105	$ 183,420
Net realized gain from security transactions	1,973,424	10,358	579,426
Net change in unrealized appreciation/depreciation of investments	4,093,864	(197,078)	1,573,279
Net increase/decrease in net assets resulting from operations	6,014,083	(183,615)	2,336,125

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,318)	-	(113)
Class I	(1,679)	-	(7,447)
Class Y	-	-	(84,918)
From net realized gains:
Class A	(461,212)	-	(91)
Class I	(408,691)	-	(5,022)
Class Y	-	-	(53,326)
From distributions to shareholders	(872,900)	-	(150,917)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,675,160	1,010,985	42,051
Class I	11,519,964	2,385,601	2,678,307
Class Y	-	-	23,433,649
Net asset value of shares issued in reinvestment of distributions:
Class A	442,823	-	204
Class I	386,825	-	8,741
Class Y	-	-	138,244
Payments for shares redeemed:
Class A	(1,941,609)	-	-
Class I	(2,612,087)	(34,005)	(336,159)
Class Y	-	-	(2,906,060)
Net increase in net assets from shares of beneficial interest	19,471,076	3,362,581	23,058,977

TOTAL INCREASE IN NET ASSETS	24,612,259	3,178,966	25,244,185

NET ASSETS
Beginning of Year	3,178,966	-	-
End of Year*	$ 27,791,225	$ 3,178,966	$ 25,244,185
*Includes undistributed net investment income of:	$ 23,728	$ 3,105	$ 90,411

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Wayne Hummer
	Wayne Hummer Small Cap Core Fund		Large Cap Core Fund

	For the	For the	For the
	Year Ended	Period Ended	Period Ended
	March 31, 2010	March 31, 2009 (a)	March 31, 2010 (b)
SHARE ACTIVITY
Class A:
Shares Sold	858,968	99,478	3,677
Shares Reinvested	31,185	-	17
Shares Redeemed	(138,583)	-	-
Net increase in shares of beneficial interest outstanding	751,570	99,478	3,694

Class I:
Shares Sold	880,285	236,721	235,236
Shares Reinvested	27,146	-	732
Shares Redeemed	(176,012)	(4,024)	(29,038)
Net increase in shares of beneficial interest outstanding	731,419	232,697	206,930

Class Y:
Shares Sold			2,046,513
Shares Reinvested			11,588
Shares Redeemed			(246,392)
Net increase in shares of beneficial interest outstanding			1,811,709

(a)	The Wayne Hummer Small Cap Core Fund commenced operations on December 5, 2008.
(b)	The Wayne Hummer Large Cap Core Fund commenced operations on June 1, 2009.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wayne Hummer Small Cap Core Fund
	Class A

	For the		For the
	Year Ended		Period Ended
	March 31, 2010		March 31, 2009	(1)
Net asset value, beginning of period	$ 9.56		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	(0.06)		0.01
Net realized and unrealized gain/(loss)
on investments	6.33		(0.45)
Total from investment operations	6.27		(0.44)

Less distributions from:
Net investment income	(0.00)	(3)	-
Net realized gains	(0.56)		-
Total distributions	(0.56)		-

Net asset value, end of period	$ 15.27		$ 9.56

Total return (4)	66.04%		(4.40)%	(5)

Net assets, at end of period (000's)	$ 12,999		$ 951

Ratio of gross expenses to average
net assets (6)	1.73%		12.48%	(7)
Ratio of net expenses to average
net assets	1.24%		1.24%	(7)
Ratio of net investment income
to average net assets	-0.45%		0.32%	(7)

Portfolio Turnover Rate	47%		4%	(5)

(1)	The Wayne Hummer Small Cap Core Fund's Class A shares commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wayne Hummer Small Cap Core Fund
	Class I

	For the		For the
	Year Ended		Period Ended
	March 31, 2010		March 31, 2009	(1)
Net asset value, beginning of period	$ 9.57		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	(0.03)		0.02
Net realized and unrealized gain/(loss)
on investments	6.36		(0.45)
Total from investment operations	6.33		(0.43)

Less distributions from:
Net investment income	(0.00)	(3)	-
Net realized gains	(0.56)		-
Total distributions	(0.56)		-

Net asset value, end of period	$ 15.34		$ 9.57

Total return (4)	66.62%		(4.30)%	(5)

Net assets, at end of period (000's)	$ 14,792		$ 2,228

Ratio of gross expenses to average
net assets (6)	1.48%		12.23%	(7)
Ratio of net expenses to average
net assets	0.99%		0.99%	(7)
Ratio of net investment income
to average net assets	-0.20%		0.80%	(7)

Portfolio Turnover Rate	47%		4%	(5)

(1)	The Wayne Hummer Small Cap Core Fund's Class I shares commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wayne Hummer Large Cap Core Fund (1)
	Class A	Class I	Class Y

	Period Ended March 31 , 2010
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.12	0.13	0.16
Net realized and unrealized gain
on investments	2.40	2.43	2.39
Total from investment operations	2.52	2.56	2.55

Less distributions from:
Net investment income	(0.03)	(0.04)	(0.04)
Net realized gains	(0.03)	(0.03)	(0.03)
Total distributions	(0.06)	(0.07)	(0.07)

Net asset value, end of period	$ 12.46	$ 12.49	$ 12.48

Total return (3,4)	25.32%	25.59%	25.52%

Net assets, at end of period (000's)	$ 46	$ 2,585	$ 22,614

Ratio of gross expenses to average
net assets (5,6)	1.91%	1.66%	1.56%
Ratio of net expenses to average
net assets (6)	0.90%	0.65%	0.55%
Ratio of net investment income
to average net assets (5,6)	1.23%	1.38%	1.56%

Portfolio Turnover Rate (4)	110%	110%	110%

(1)	The Wayne Hummer Large Cap Core Fund's Class A, I and Y shares commenced operations on June 1, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2010

1.

ORGANIZATION

The Wayne Hummer Small Cap Core Fund (the “WH Small Cap”) and the Wayne Hummer Large Cap Core Fund (the “WH Large Cap”, collectively the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and are each a diversified, open-end management investment company.  The primary investment objective of the WH Small Cap is total return that exceeds the total return of Russell 2000 Index over long-term market cycles. The primary investment objective of the WH Large Cap is total return that exceeds the total return of the S&P 500 Index over long-term market cycles. The WH Small Cap and the WH Large Cap commenced operations on December 5, 2008 and June 1, 2009, respectively.

The WH Small Cap currently offers Class A and Class I shares, and the WH Large Cap currently offers Class A, Class I and Class Y shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 12 months of their purchase and a dealer’s commission was paid. Classes I and Y shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Funds’ Board of Trustees (the “Board”) on a quarterly basis, in accordance

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010

with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2010 for each Fund’s assets and liabilities measured at fair value:

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010

WH Small Cap

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 27,154,660	-	-	$ 27,154,660

WH Large Cap

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,759,167	-	-	$ 24,759,167
Money Market Funds	-	503,608	-	503,608
Total	$ 24,759,167	503,608	-	$ 25,262,775

The Funds did not hold any Level 3 securities during the period.

*  Refer to the Portfolios of Investments for industry classification.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010

basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of SubChapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax year of 2009 and during the year or period ended March 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the year or period ended March 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
WH Small Cap	$ 25,732,636	$ 7,671,734
WH Large Cap	$ 38,641,726	$ 16,035,263

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Wayne Hummer Asset Management, LLC serves as each Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Advanced Investment Partners, LLC (“AIP”) as the Sub Advisor to WH Large Cap.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of each Fund’s average daily net assets.  Pursuant to a sub-advisory agreement, the Advisor pays AIP a sub-advisory fee computed and accrued daily and paid monthly.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least July 31, 2010, to waive advisory fees and, if necessary, reimburse a portion of each Fund’s operating expenses so that the Funds’ normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

Fund	Class A	Class I	Class Y
WH Small Cap	1.24%	0.99%	N/A
WH Large Cap	0.90%	0.65%	0.55%

These amounts will herein be referred to as the "expense limitations."

During the year ended March 31, 2010, the Advisor reimbursed $82,678 and $122,161 for WH Small Cap and WH Large Cap, respectively.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and a Fund’s operating expenses are subsequently lower than their respective expense limitations, the Advisor shall be entitled to reimbursement by the Fund provided that such

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010

reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitations.  If a Fund's operating expenses subsequently exceed the respective expense limitations, the reimbursements for such Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of March 31, 2010, the Advisor had $142,962 and $122,161 of fee waivers for WH Small Cap and WH Large Cap, respectively subject to recapture which may be recovered by the following dates:

Fund	March 31, 2012	March 31, 2013
WH Small Cap	$ 60,284	82,678
WH Large Cap	$ 0	122,161

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares for WH Small Cap, and 0.35% and 0.10% of the average daily net assets attributable to the Class A and Class I shares for WH Large Cap and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the year ended March 31, 2010, the 12b-1 fees accrued amounted to $19,321 and $ 1,174 for WH Small Cap and WH Large Cap, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.   The Distributor is an affiliate of GFS.

The Funds pay each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Fund pays the chairperson of the audit committee an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to each Fund as follows:

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010

Administration.  Each Fund pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000* per annum or

-

7 basis points or 0.07% on the first $250 million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million

-

*WH Small Cap fee increased from $32,000 to $40,000 per annum on December 1, 2009.

  WH Large Cap fee will increase from $32,000 to $40,000 per annum on June 1, 2010.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. Each Fund pays GFS a base annual fee of $24,000* plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*WH Small Cap fee increased from $19,200 to $24,000 per annum on December 1, 2009.

  WH Large Cap fee will increase from $19,200 to $24,000 per annum on June 1, 2010.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000* per class of shares and the per-account charge is $14.00.

*WH Small Cap fee increased from $12,000 to $15,000 per annum on December 1, 2009.

  WH Large Cap fee will increase from $12,000 to $15,000 per annum on June 1, 2010.

Custody Administration. Pursuant to the terms of the Funds’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Funds each pay an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. The Funds also pay certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS fees collected for the year ended March 31, 2010, are summarized in the table on the next page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from each Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses. The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the year ended March 31, 2010 are summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   GemCom collected for Edgar and printing services performed, for the year or period ended March 31, 2010, is summarized in the table below.  Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

Fund	Custody	Compliance	GemCom
WH Small Cap	$ 4,267	$ 8,088	$ 2,407	[a]
WH Large Cap	$ 3,107	$10,875	$ 3,930

                                                                      a – A portion relates to amounts accrued in prior year

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year or period ended March 31, 2010 were as follows:

There were no distributions to shareholders for the period ended March 31, 2009 for WH Small Cap.

WAYNE HUMMER FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and real estate investment trusts adjustments.

Permanent book and tax differences are primarily attributable to real estate investment trusts adjustments and tax treatment of short-term capital gains, resulting in reclassification for the year ended March 31, 2010 as follows:

6.    SUBSEQUENT EVENTS

Each Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, each Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Wayne Hummer Small Cap Core Fund

and Wayne Hummer Large Cap Core Fund

We have audited the accompanying statements of assets and liabilities of Wayne Hummer Small Cap Core Fund and Wayne Hummer Large Cap Core Fund, each a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolios of investments, as of March 31, 2010, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wayne Hummer Small Cap Core Fund and Wayne Hummer Large Cap Core Fund as of March 31, 2010, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

                    BBD, LLP

Philadelphia, Pennsylvania

May 28, 2010

WAYNE HUMMER FUNDS

EXPENSE EXAMPLES

March 31, 2010 (Unaudited)

As a shareholder of the Wayne Hummer Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wayne Hummer Small Cap Core Fund and the Wayne Hummer Large Cap Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 through March 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wayne Hummer Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class A	Funds Annualized Expense Ratio	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period*	Ending Account Value 3/31/10	Expenses Paid During Period*
Wayne Hummer Small Cap Core Fund	1.24%	$1,000.00	$1,097.80	$6.49	$1,018.75	$6.24
Wayne Hummer Large Cap Core Fund	0.90%	$1,000.00	$1,123.00	$4.76	$1,020.44	$4.53

Class I
Wayne Hummer Small Cap Core Fund	0.99%	$1,000.00	$1,099.70	$5.18	$1,020.00	$4.99
Wayne Hummer Large Cap Core Fund	0.65%	$1,000.00	$1,124.30	$3.44	$1,021.69	$3.28

Class Y
Wayne Hummer Large Cap Core Fund	0.55%	$1,000.00	$1,124.70	$2.91	$1,022.19	$2.77

*Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 365.

Wayne Hummer Funds

SUPPLEMENTAL INFORMATION

March 31, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Funds Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan** (65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Anthony J. Hertl (59) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust	48
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios)	48
Mark H. Taylor (45) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Professor, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008). Other Directorships: Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	48
Interested Trustees and Officers
Michael Miola*** (57) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003). Other Directorships: AdvisorOne Funds (10 portfolios); Constellation Trust Co.	48

Wayne Hummer Funds

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2010 (Unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY  11788

President since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001-2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006-2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Other Directorships: N/A

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999-2003).

Other Directorships: N/A

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004).

Other Directorships: N/A

N/A

Lynn Bowley (51)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** From December 2006 through April 2007, L. Merill Bryan, an Independent Trustee of the Trust, invested $143,080 in a limited liability company (the "LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds’ distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-97-PALIX.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this Prospectus

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-942-8434 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-942-8434.

INVESTMENT ADVISOR

Wayne Hummer Asset Management, LLC

222 South Riverside Plaza, 28th Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $13,000

2010 - $27,000

(b)

Audit-Related Fees

2009 – None

2010 – None

(c)

Tax Fees

2009- $2,000

2010- $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 – None

2010 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2010

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

2010 - $4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/9/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/9/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/9/10